March 31, 2003

                      DREYFUS PREMIER SMALL CAP EQUITY FUND

                            SUPPLEMENT TO PROSPECTUS
                             DATED JANUARY 31, 2003

      THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE:"

      The average annual total return of the Fund's Class B shares, before taxes, for the period from February 1, 2000 (inception) through December 31, 2002 was 11.85%.

                                                                       439s0303




================================================================================


                                                                 March 31, 2003

                  DREYFUS PREMIER INTERNATIONAL SMALL CAP FUND

                            SUPPLEMENT TO PROSPECTUS
                             DATED JANUARY 31, 2003

      THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE:"

      The average annual total return of the Fund's Class B shares, before taxes, for the five-year period ending December 31, 2002 was 7.84%.

                                                                       500s0303



================================================================================


                                                                 March 31, 2003

                    DREYFUS PREMIER INTERNATIONAL EQUITY FUND

                            SUPPLEMENT TO PROSPECTUS
                             DATED JANUARY 31, 2003

      THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "PAST PERFORMANCE:"

      The average annual total return of the Fund's Class B shares, before taxes, for the five-year period ending December 31, 2002 was 2.49%.

                                                                       720s0303



================================================================================





                                                                  March 31, 2003


                           DREYFUS PREMIER STOCK FUNDS
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2003

         THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "PAST PERFORMANCE:"

         For the indicated period ended December 31, 2002, the returns for each Portfolio (as adjusted to reflect the Funds' applicable sales loads and CDSC, except as noted) were as follows:




                                          Aggregate        Aggregate Total
                                          Total            Return Since
                                          Return Since     Inception Based
                                          Inception Based  on Maximum                                          Average Annual
                                          on Net Asset     Offering Price                      Average Annual  Total Return
                                          Value (without   of Fund shares                      Total Return    Ten Years or
                                          deduction of     (with deduction    Average Annual   Five Years or   Since
                                          maximum sales    of maximum sales   Total Return     Since           Inception
Name of Fund                              load or CDSC)    load or CDSC)      One Year         Inception       (if shorter)
------------                              --------------   ---------------    --------------   --------------  ---------------

Small Cap Value Portfolio(1)
         Class A                            41.69%               33.59%          (15.98)%              N/A        10.43%
         Class B                            41.69%               38.70%          (14.44)%              N/A        11.85%
         Class C                            41.69%               41.69%          (11.77)%              N/A        12.69%
         Class R                            41.69%               41.69%          (10.88)%              N/A        12.69%
         Class T                            41.69%               35.33%          (14.91)%              N/A        10.92%
International Equity Portfolio(2)
         Class A                            71.79%               61.91%          (11.83)%             1.61%        4.07%
         Class B                            71.79%               71.79%          (10.17)%             2.49%        4.69%
         Class C                            71.79%               71.79%           (7.40)%             2.82%        4.69%
         Class R                            71.79%               71.79%           (6.48)%             2.82%        4.69%
         Class T                            71.79%               64.09%          (10.70)%             1.89%        4.21%
International Small Cap Portfolio(3)
         Class A                            88.96%               78.16%           (4.59)%             6.86%        8.60%
         Class B                            88.96%               88.96%           (2.74)%             7.84%        9.52%
         Class C                            88.96%               88.96%            0.26%              8.14%        9.52%
         Class R                            88.96%               88.96%            1.26%              8.14%        9.52%
         Class T                            88.96%               80.49%           (3.30)%             7.14%        8.80%


         ---------------------------------

         (1)   Inception date: February 1, 2000 (commencement of operations). Reflects the performance of the master portfolio's predecessor - Standish Small Cap Value Fund.

         (2)   Inception date: December 8, 1988 (commencement of operations). Reflects the performance of the master portfolio's predecessor - Standish International Equity Fund.

         (3)   Inception date: January 2, 1996 (commencement of operations). Reflects the performance of the master portfolio's predecessor funds - SIMCO International Small Cap Fund, L.P. ("SIMCO") and Standish
               International Small Cap Fund ("Standish Fund")- for periods prior to January 31, 2000 when SIMCO contributed all of its assets to the Standish Fund and the Standish Fund thereafter. SIMCO was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If SIMCO had been registered as a mutual fund, SIMCO's performance may have been adversely affected. The performance of SIMCO was calculated according to the standardized SEC method except that monthly rather than daily fund values were used.
